Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - Level 3 [Member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	$ 5,205	$ 4,238	$ 4,066
Acquisition	472	438	364
Disposal			0
Recognized in profit or loss under “Other gains and losses”	(147)	(95)	(215)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	62	649	52
Proceeds from capital reduction of the investees	(46)	(25)	(29)
Ending Balance	5,546	5,205	4,238
Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	1,036	1,020	909
Acquisition	159	133	348
Disposal			0
Recognized in profit or loss under “Other gains and losses”	(147)	(95)	(215)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	0	0	0
Proceeds from capital reduction of the investees	(43)	(22)	(22)
Ending Balance	1,005	1,036	1,020
Unrealized gain or loss	(143)	(95)	(209)
Measured at FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	4,169	3,218	3,157
Acquisition	313	305	16
Disposal			0
Recognized in profit or loss under “Other gains and losses”	0	0	0
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	62	649	52
Proceeds from capital reduction of the investees	(3)	(3)	(7)
Ending Balance	$ 4,541	$ 4,169	$ 3,218